Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Short Duration Inflation-Protected Income Portfolio
Entity Central Index Key	0001928846
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000237224
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation-Protected Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short Duration Inflation-Protected Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Short Duration Inflation-Protected Income Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Inflation-Protected Income Portfolio	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52% [1]
AssetsNet	$ 398,976,610
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$398,976,610
# of Portfolio Holdings	37
Portfolio Turnover Rate	28%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	4.9%
Short-Term Investments	5.0%
U.S. Treasury Obligations	87.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized